                              Goldman Sachs Trust
                      Goldman Sachs Financial Square Funds

                                   FST Shares
                           FST Administration Shares
                               FST Service Shares
                              FST Preferred Shares

                      Supplement dated January 31, 2000 to
                         Prospectuses dated May 1, 1999

 Under Appendix B, Financial Highlights, the following replaces the financial highlights tables in each Goldman Sachs Financial Square Prospectus indi-cated above:

Appendix B
Financial Highlights

 The financial highlights tables are intended to help you understand a Fund's financial performance for the past five years (or less if the Fund has been in operation for less than five years). Certain information reflects finan-cial results for a single Fund share. The total returns in the table repre-sent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The data with respect to a share (of the Class specified) of the Funds outstanding for the period ended June 30, 1999 is unaudited. The remaining data has been audited by Arthur Andersen LLP, whose report, along with a Fund's financial statements, is included in the Fund's annual report (available upon request without charge). During the periods shown the Trust did not offer Select Shares of the Funds. Accordingly, there are no financial highlights for the Select Shares.


 FSTSTCKI/0030K

 PRIME OBLIGATIONS FUND



                                            Net asset
                                            value at     Net     Distributions
                                            beginning investment      to
                                            of period  incomea   shareholders
------------------------------------------------------------------------------
For the Six Months Ended June 30, (Unaudited)
1999 - FST shares                             $1.00     $0.02       $(0.02)
1999 - FST Preferred shares                    1.00      0.02        (0.02)
1999 - FST Administration shares               1.00      0.02        (0.02)
1999 - FST Service shares                      1.00      0.02        (0.02)
------------------------------------------------------------------------------
For the Years Ended December 31,
1998 - FST shares                              1.00      0.05        (0.05)
1998 - FST Preferred shares                    1.00      0.05        (0.05)
1998 - FST Administration shares               1.00      0.05        (0.05)
1998 - FST Service shares                      1.00      0.05        (0.05)
------------------------------------------------------------------------------
1997 - FST shares                              1.00      0.05        (0.05)
1997 - FST Preferred shares                    1.00      0.05        (0.05)
1997 - FST Administration shares               1.00      0.05        (0.05)
1997 - FST Service shares                      1.00      0.05        (0.05)
------------------------------------------------------------------------------
1996 - FST shares                              1.00      0.05        (0.05)
1996 - FST Preferred Shares (commenced May
 1)                                            1.00      0.03        (0.03)
1996 - FST Administration shares               1.00      0.05        (0.05)
1996 - FST Service shares                      1.00      0.05        (0.05)
------------------------------------------------------------------------------
1995 - FST shares                              1.00      0.06        (0.06)
1995 - FST Administration shares               1.00      0.06        (0.06)
1995 - FST Service shares                      1.00      0.05        (0.05)
------------------------------------------------------------------------------
For the Period Ended December 31,d
1994 - FST shares                              1.00      0.04        (0.04)
1994 - FST Preferred Shares                    1.00      0.04        (0.04)
1994 - FST Service shares                      1.00      0.04        (0.04)
------------------------------------------------------------------------------
For the Years Ended January 31,
1994 - FST shares                              1.00      0.03        (0.03)
1994 - FST Administration shares               1.00      0.03        (0.03)
1994 - FST Service shares                      1.00      0.03        (0.03)
------------------------------------------------------------------------------

a Calculated based on the average shares outstanding methodology.
b Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
c Annualized.
d The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Trust (formerly Goldman Sachs Money Market Trust).

                                                                      APPENDIX B



                                                             Ratios assuming no
                                                           waiver of fees and no
                                                            expense limitations
                                                          ------------------------
                        Net                  Ratio of net             Ratio of net
Net asset            assets at  Ratio of net  investment   Ratio of    investment
value at                end     expenses to   income to   expenses to  income to
   end     Total     of period  average net  average net  average net average net
of period  returnb   (in 000's)    assets       assets      assets       assets
----------------------------------------------------------------------------------
  $1.00      4.95%c  $4,954,432     0.18%c       4.84%c      0.22%c       4.80%c
   1.00      4.84c      108,915     0.28c        4.75c       0.32c        4.71c
   1.00      4.69c      589,731     0.43c        4.58c       0.47c        4.54c
   1.00      4.43c      491,757     0.68c        4.33c       0.72c        4.29c
----------------------------------------------------------------------------------
   1.00      5.55     5,831,773     0.18         5.39        0.24         5.33
   1.00      5.45       132,558     0.28         5.26        0.34         5.20
   1.00      5.29       331,196     0.43         5.14        0.49         5.08
   1.00      5.03       336,205     0.68         4.89        0.74         4.83
----------------------------------------------------------------------------------
   1.00      5.60     3,867,739     0.18         5.46        0.23         5.41
   1.00      5.50       152,767     0.28         5.38        0.33         5.33
   1.00      5.34       241,607     0.43         5.22        0.48         5.17
   1.00      5.08       176,133     0.68         4.97        0.73         4.92
----------------------------------------------------------------------------------
   1.00      5.41     3,901,797     0.18         5.29        0.23         5.24
   1.00      5.28c      127,126     0.28c        5.19c       0.33c        5.14c
   1.00      5.14       215,898     0.43         5.06        0.48         5.01
   1.00      4.88       115,114     0.68         4.78        0.73         4.73
----------------------------------------------------------------------------------
   1.00      6.02     3,295,791     0.18         5.86        0.22         5.82
   1.00      5.75       147,894     0.43         5.59        0.47         5.55
   1.00      5.49        65,278     0.68         5.33        0.72         5.29
----------------------------------------------------------------------------------
   1.00      4.38c    2,774,849     0.18c        4.38c       0.24c        4.32c
   1.00      4.12c       66,113     0.43c        4.18c       0.49c        4.12c
   1.00      3.86c       41,372     0.68c        3.98c       0.74c        3.92c
----------------------------------------------------------------------------------
   1.00      3.18     1,831,413     0.17         3.11        0.25         3.03
   1.00      2.92        35,250     0.42         2.86        0.50         2.78
   1.00      2.66        14,001     0.67         2.61        0.75         2.53
----------------------------------------------------------------------------------

 MONEY MARKET FUND



                                             Net asset
                                             value at     Net     Distributions
                                             beginning investment      to
                                             of period  incomea   shareholders
-------------------------------------------------------------------------------
For the Six Months Ended June 30, (Unaudited)
1999 - FST shares                              $1.00     $0.02       $(0.02)
1999 - FST Preferred shares                     1.00      0.02        (0.02)
1999 - FST Administration shares                1.00      0.02        (0.02)
1999 - FST Service shares                       1.00      0.02        (0.02)
-------------------------------------------------------------------------------
For the Years Ended December 31,
1998 - FST shares                               1.00      0.05        (0.05)
1998 - FST Preferred shares                     1.00      0.05        (0.05)
1998 - FST Administration shares                1.00      0.05        (0.05)
1998 - FST Service shares                       1.00      0.05        (0.05)
-------------------------------------------------------------------------------
1997 - FST shares                               1.00      0.06        (0.06)
1997 - FST Preferred shares                     1.00      0.05        (0.05)
1997 - FST Administration shares                1.00      0.05        (0.05)
1997 - FST Service shares                       1.00      0.05        (0.05)
-------------------------------------------------------------------------------
1996 - FST shares                               1.00      0.05        (0.05)
1996 - FST Preferred shares (commenced May
 1)                                             1.00      0.03        (0.03)
1996 - FST Administration shares                1.00      0.05        (0.05)
1996 - FST Service shares                       1.00      0.05        (0.05)
-------------------------------------------------------------------------------
1995 - FST shares                               1.00      0.06        (0.06)
1995 - FST Administration shares                1.00      0.06        (0.06)
1995 - FST Service shares (commenced
 July 14)                                       1.00      0.02        (0.02)
-------------------------------------------------------------------------------
For the Period Ended December 31,
1994 - FST shares (commenced May 18)            1.00      0.03        (0.03)
1994 - FST Administration shares (commenced
 May 20)                                        1.00      0.03        (0.03)
-------------------------------------------------------------------------------

a Calculated based on the average shares outstanding methodology.
b Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
c Annualized.

                                                                      APPENDIX B



                                                             Ratios assuming no
                                                           waiver of fees and no
                                                            expense limitations
                                                          ------------------------
                        Net                  Ratio of net             Ratio of net
Net asset            assets at  Ratio of net  investment   Ratio of    investment
value at                end     expenses to   income to   expenses to  income to
   end     Total     of period  average net  average net  average net average net
of period  returnb   (in 000's)    assets       assets      assets       assets
----------------------------------------------------------------------------------
  $1.00      4.96%c  $6,114,786     0.18%c       4.85%c      0.22%c       4.81%c
   1.00      4.85c      276,924     0.28c        4.74c       0.32c        4.70c
   1.00      4.70c      415,669     0.43c        4.60c       0.47c        4.56c
   1.00      4.44c      290,549     0.68c        4.36c       0.72c        4.32c
----------------------------------------------------------------------------------
   1.00      5.55     4,995,782     0.18         5.40        0.23         5.35
   1.00      5.45        93,218     0.28         5.30        0.33         5.25
   1.00      5.29       399,474     0.43         5.16        0.48         5.11
   1.00      5.03       496,520     0.68         4.86        0.73         4.81
----------------------------------------------------------------------------------
   1.00      5.63     4,346,519     0.18         5.50        0.23         5.45
   1.00      5.53        20,258     0.28         5.44        0.33         5.39
   1.00      5.37       221,256     0.43         5.26        0.48         5.21
   1.00      5.11       316,304     0.68         4.99        0.73         4.94
----------------------------------------------------------------------------------
   1.00      5.45     2,540,366     0.18         5.33        0.23         5.28
   1.00      5.31c       17,510     0.28c        5.23c       0.33c        5.18c
   1.00      5.19       165,766     0.43         5.04        0.48         4.99
   1.00      4.93       234,376     0.68         4.84        0.73         4.79
----------------------------------------------------------------------------------
   1.00      6.07     2,069,197     0.15         5.89        0.23         5.81
   1.00      5.80       137,412     0.40         5.61        0.48         5.53
   1.00      5.41c        4,219     0.65c        4.93c       0.73c        4.85c
----------------------------------------------------------------------------------
   1.00      4.91c      862,971     0.11c        4.88c       0.25c        4.74c
   1.00      4.65c       66,560     0.36c        4.82c       0.50c        4.68c
----------------------------------------------------------------------------------

 PREMIUM MONEY MARKET FUND



                                             Net asset
                                             value at     Net     Distributions
                                             beginning investment      to
                                             of period  incomea   shareholders
-------------------------------------------------------------------------------
For the Six Months Ended June 30, (Unaudited)
1999 - FST shares                              $1.00     $0.02       $(0.02)
1999 - FST Preferred shares                     1.00      0.02        (0.02)
1999 - FST Administration shares                1.00      0.02        (0.02)
1999 - FST Service shares                       1.00      0.02        (0.02)
-------------------------------------------------------------------------------
For the Year Ended December 31,
1998 - FST shares                               1.00      0.05        (0.05)
1998 - FST Preferred shares                     1.00      0.05        (0.05)
1998 - FST Administration shares                1.00      0.05        (0.05)
1998 - FST Service shares                       1.00      0.05        (0.05)
-------------------------------------------------------------------------------
For the Period Ended December 31,
1997 - FST shares (commenced August 1)          1.00      0.02        (0.02)
1997 - FST Preferred shares (commenced
 August 1)                                      1.00      0.02        (0.02)
1997 - FST Administration shares (commenced
 August 1)                                      1.00      0.02        (0.02)
1997 - FST Service shares (commenced August
 1)                                             1.00      0.02        (0.02)
-------------------------------------------------------------------------------

a Calculated based on the average shares outstanding methodology.
b Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
c Annualized.

                                                                      APPENDIX B



                                                          Ratios assuming no
                                                        waiver of fees and no
                                                         expense limitations
                                                       ------------------------
                      Net
                   assets at              Ratio of net             Ratio of net
Net asset             end    Ratio of net  investment   Ratio of    investment
value at           of period expenses to   income to   expenses to  income to
   end      Total     (in    average net  average net  average net average net
of period  returnb  000's)      assets       assets      assets       assets
-------------------------------------------------------------------------------
  $1.00     4.90%c $495,637      0.18%c       4.79%c      0.24%c       4.73%c
   1.00     4.80c   117,568      0.28c        4.71c       0.34c        4.65c
   1.00     4.64c    15,938      0.43c        4.54c       0.49c        4.48c
   1.00     4.38c    25,366      0.68c        4.28c       0.74c        4.22c
-------------------------------------------------------------------------------
   1.00     5.55    479,851      0.16         5.38        0.29         5.25
   1.00     5.45    107,517      0.26         5.29        0.39         5.16
   1.00     5.29     13,728      0.41         5.08        0.54         4.95
   1.00     5.03     19,655      0.66         4.79        0.79         4.66
-------------------------------------------------------------------------------
   1.00     5.73c   218,192      0.08c        5.59c       0.43c        5.24c
   1.00     5.62c       558      0.18c        5.50c       0.53c        5.15c
   1.00     5.47c     1,457      0.33c        5.33c       0.68c        4.98c
   1.00     5.20c       814      0.58c        5.17c       0.93c        4.82c
-------------------------------------------------------------------------------

 TREASURY OBLIGATIONS FUND



                                            Net asset
                                            value at     Net     Distributions
                                            beginning investment      to
                                            of period  incomea   shareholders
------------------------------------------------------------------------------
For the Six Months Ended June 30, (Unaudited)
1999 - FST shares                             $1.00     $0.02       $(0.02)
1999 - FST Preferred shares                    1.00      0.02        (0.02)
1999 - FST Administration shares               1.00      0.02        (0.02)
1999 - FST Service shares                      1.00      0.02        (0.02)
------------------------------------------------------------------------------
For the Years Ended December 31,
1998 - FST shares                              1.00      0.05        (0.05)
1998 - FST Preferred shares                    1.00      0.05        (0.05)
1998 - FST Administration shares               1.00      0.05        (0.05)
1998 - FST Service shares                      1.00      0.05        (0.05)
------------------------------------------------------------------------------
1997 - FST shares                              1.00      0.05        (0.05)
1997 - FST Preferred shares                    1.00      0.05        (0.05)
1997 - FST Administration shares               1.00      0.05        (0.05)
1997 - FST Service shares                      1.00      0.05        (0.05)
------------------------------------------------------------------------------
1996 - FST shares                              1.00      0.05        (0.05)
1996 - FST Preferred shares (commenced May
 1)                                            1.00      0.03        (0.03)
1996 - FST Administration shares               1.00      0.05        (0.05)
1996 - FST Service shares                      1.00      0.05        (0.05)
------------------------------------------------------------------------------
1995 - FST shares                              1.00      0.06        (0.06)
1995 - FST Administration shares               1.00      0.06        (0.06)
1995 - FST Service shares                      1.00      0.05        (0.05)
------------------------------------------------------------------------------
For the Period Ended December 31,d
1994 - FST shares                              1.00      0.04        (0.04)
1994 - FST Administration shares               1.00      0.04        (0.04)
1994 - FST Service shares                      1.00      0.03        (0.03)
------------------------------------------------------------------------------
For the Year Ended January 31,
1994 - FST shares                              1.00      0.03        (0.03)
1994 - FST Administration shares               1.00      0.03        (0.03)
1994 - FST Service shares                      1.00      0.03        (0.03)
------------------------------------------------------------------------------

a Calculated based on the average shares outstanding methodology.
b Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
c Annualized.
d The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Trust (formerly Goldman Sachs Money Market Trust).

                                                                      APPENDIX B




                                                             Ratios assuming no
                                                           waiver of fees and no
                                                            expense limitations
                                                          ------------------------
                        Net                  Ratio of net             Ratio of net
Net asset            assets at  Ratio of net  investment   Ratio of    investment
value at                end     expenses to   income to   expenses to  income to
   end     Total     of period  average net  average net  average net average net
of period  returnb   (in 000's)    assets       assets      assets       assets
----------------------------------------------------------------------------------
  $1.00      4.70%c  $2,107,663     0.18%c       4.58%c      0.23%c       4.53%c
   1.00      4.59c      160,761     0.28c        4.48c       0.33c        4.43c
   1.00      4.44c    1,117,591     0.43c        4.33c       0.48c        4.28c
   1.00      4.18c      541,561     0.68c        4.08c       0.73c        4.03c
----------------------------------------------------------------------------------
   1.00      5.40     3,521,389     0.18         5.22        0.23         5.17
   1.00      5.29       285,240     0.28         5.20        0.33         5.15
   1.00      5.14     1,080,454     0.43         4.94        0.48         4.89
   1.00      4.87       501,619     0.68         4.69        0.73         4.64
----------------------------------------------------------------------------------
   1.00      5.50     2,217,943     0.18         5.36        0.23         5.31
   1.00      5.40       245,355     0.28         5.32        0.33         5.27
   1.00      5.24       738,865     0.43         5.12        0.48         5.07
   1.00      4.98       312,991     0.68         4.87        0.73         4.82
----------------------------------------------------------------------------------
   1.00      5.35     2,291,051     0.18         5.22        0.24         5.16
   1.00      5.24c       46,637     0.28c        5.11c       0.34c        5.05c
   1.00      5.09       536,895     0.43         4.97        0.49         4.91
   1.00      4.83       220,560     0.68         4.72        0.74         4.66
----------------------------------------------------------------------------------
   1.00      5.96     1,587,715     0.18         5.73        0.23         5.68
   1.00      5.69       283,186     0.43         5.47        0.48         5.42
   1.00      5.43       139,117     0.68         5.21        0.73         5.16
----------------------------------------------------------------------------------
   1.00      4.23c      958,196     0.18c        4.13c       0.25c        4.06c
   1.00      3.97c       82,124     0.43c        4.24c       0.50c        4.17c
   1.00      3.71c       81,162     0.68c        3.82c       0.75c        3.75c
----------------------------------------------------------------------------------
   1.00      3.11       812,420     0.17         3.01        0.24         2.94
   1.00      2.85        24,485     0.42         2.76        0.49         2.69
   1.00      2.60        35,656     0.67         2.51        0.74         2.44
----------------------------------------------------------------------------------

 TREASURY INSTRUMENTS FUND



                                             Net asset
                                             value at     Net     Distributions
                                             beginning investment      to
                                             of period  incomea   shareholders
-------------------------------------------------------------------------------
For the Six Months Ended June 30, (Unaudited)
1999 - FST shares                              $1.00     $0.02       $(0.02)
1999 - FST Preferred shares                     1.00      0.02        (0.02)
1999 - FST Administration shares                1.00      0.02        (0.02)
1999 - FST Service shares                       1.00      0.02        (0.02)
-------------------------------------------------------------------------------
For the Year Ended December 31,
1998 - FST shares                               1.00      0.05        (0.05)
1998 - FST Preferred shares                     1.00      0.05        (0.05)
1998 - FST Administration shares                1.00      0.05        (0.05)
1998 - FST Service shares                       1.00      0.04        (0.04)
-------------------------------------------------------------------------------
For the Period Ended December 31,
1997 - FST shares (commenced March 3)           1.00      0.04        (0.04)
1997 - FST Preferred shares (commenced
 May 30)                                        1.00      0.03        (0.03)
1997 - FST Administration shares (commenced
 April 1)                                       1.00      0.04        (0.04)
1997 - FST Service shares (commenced
 March 5)                                       1.00      0.04        (0.04)
-------------------------------------------------------------------------------

a Calculated based on the average shares outstanding methodology.
b Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
c Annualized.

                                                                      APPENDIX B



                                                           Ratios assuming no
                                                         waiver of fees and no
                                                          expense limitations
                                                        ------------------------
                       Net
                    assets at              Ratio of net             Ratio of net
Net asset              end    Ratio of net  investment   Ratio of    investment
value at            of period expenses to   income to   expenses to  income to
   end      Total      (in    average net  average net  average net average net
of period  returnb   000's)      assets       assets      assets       assets
--------------------------------------------------------------------------------
  $1.00     4.43%c  $221,188      0.18%c       4.32%c      0.24%c       4.26%c
   1.00     4.33c        145      0.28c        4.25c       0.34c        4.19c
   1.00     4.17c     73,598      0.43c        4.08c       0.49c        4.02c
   1.00     3.91c     10,658      0.68c        3.82c       0.74c        3.76c
--------------------------------------------------------------------------------
   1.00     5.05     822,207      0.18         4.74        0.29         4.63
   1.00     4.94           2      0.28         4.68        0.39         4.57
   1.00     4.79      23,676      0.43         4.62        0.54         4.51
   1.00     4.53      17,128      0.68         4.37        0.79         4.26
--------------------------------------------------------------------------------
   1.00     5.25c    496,419      0.18c        5.09c       0.29c        4.98c
   1.00     5.13c          2      0.28c        5.00c       0.39c        4.89c
   1.00     4.99c      4,159      0.43c        4.84c       0.54c        4.73c
   1.00     4.71c     20,177      0.68c        4.62c       0.79c        4.51c
--------------------------------------------------------------------------------

 GOVERNMENT FUND



                                            Net asset
                                            value at     Net     Distributions
                                            beginning investment      to
                                            of period  incomea   shareholders
------------------------------------------------------------------------------
For the Six Months Ended June 30, (Unaudited)
1999 - FST shares                             $1.00     $0.02       $(0.02)
1999 - FST Preferred shares                    1.00      0.02        (0.02)
1999 - FST Administration shares               1.00      0.02        (0.02)
1999 - FST Service shares                      1.00      0.02        (0.02)
------------------------------------------------------------------------------
For the Years Ended December 31,
1998 - FST shares                              1.00      0.05        (0.05)
1998 - FST Preferred shares                    1.00      0.05        (0.05)
1998 - FST Administration shares               1.00      0.05        (0.05)
1998 - FST Service shares                      1.00      0.05        (0.05)
------------------------------------------------------------------------------
1997 - FST shares                              1.00      0.05        (0.05)
1997 - FST Preferred shares                    1.00      0.05        (0.05)
1997 - FST Administration shares               1.00      0.05        (0.05)
1997 - FST Service shares                      1.00      0.05        (0.05)
------------------------------------------------------------------------------
1996 - FST shares                              1.00      0.05        (0.05)
1996 - FST Preferred shares (commenced May
 1)                                            1.00      0.03        (0.03)
1996 - FST Administration shares               1.00      0.05        (0.05)
1996 - FST Service shares                      1.00      0.05        (0.05)
------------------------------------------------------------------------------
1995 - FST shares                              1.00      0.06        (0.06)
1995 - FST Administration shares               1.00      0.06        (0.06)
1995 - FST Service shares (commenced May
 16)                                           1.00      0.03        (0.03)
------------------------------------------------------------------------------
For the Period Ended December 31,d
1994 - FST shares                              1.00      0.04        (0.04)
1994 - FST Administration shares               1.00      0.04        (0.04)
------------------------------------------------------------------------------
For the Period Ended January 31,
1993 - FST shares (commenced April 6)          1.00      0.03        (0.03)
1993 - FST Administration shares (com-
 menced September 1)                           1.00      0.01        (0.01)
------------------------------------------------------------------------------

a Calculated based on the average shares outstanding methodology.
b Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and complete redemption of the investment at the net asset value at the end of the period.
c Annualized.
d The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Trust (formerly Goldman Sachs Money Market Trust).

                                                                      APPENDIX B



                                                            Ratios assuming no
                                                          waiver of fees and no
                                                           expense limitations
                                                         ------------------------
                       Net                  Ratio of net             Ratio of net
Net asset           assets at  Ratio of net  investment   Ratio of    investment
value at               end     expenses to   income to   expenses to  income to
   end      Total   of period  average net  average net  average net average net
of period  returnb  (in 000's)    assets       assets      assets       assets
---------------------------------------------------------------------------------
  $1.00     4.83%c  $1,718,308     0.18%c       4.73%c      0.22%c       4.69%c
   1.00     4.72c      209,501     0.28c        4.63c       0.32c        4.59c
   1.00     4.57c      495,994     0.43c        4.47c       0.47c        4.43c
   1.00     4.31c      923,119     0.68c        4.21c       0.72c        4.17c
---------------------------------------------------------------------------------
   1.00     5.46     1,563,875     0.18         5.32        0.23         5.27
   1.00     5.36       245,628     0.28         5.15        0.33         5.10
   1.00     5.20       407,363     0.43         5.06        0.48         5.01
   1.00     4.94       699,481     0.68         4.83        0.73         4.78
---------------------------------------------------------------------------------
   1.00     5.54     1,478,539     0.18         5.41        0.24         5.35
   1.00     5.43         7,147     0.28         5.34        0.34         5.28
   1.00     5.28       299,804     0.43         5.15        0.49         5.09
   1.00     5.02       580,200     0.68         4.91        0.74         4.85
---------------------------------------------------------------------------------
   1.00     5.38       858,769     0.18         5.25        0.24         5.19
   1.00     5.26c          112     0.28c        5.14c       0.34c        5.08c
   1.00     5.12       145,108     0.43         5.01        0.49         4.95
   1.00     4.86       223,554     0.68         4.74        0.74         4.68
---------------------------------------------------------------------------------
   1.00     6.00       743,884     0.18         5.81        0.24         5.75
   1.00     5.74        82,386     0.43         5.54        0.49         5.48
   1.00     5.40c       14,508     0.68c        5.08c       0.74c        5.02c
---------------------------------------------------------------------------------
   1.00     4.36c      258,350     0.15c        4.64c       0.25c        4.54c
   1.00     4.10c       54,253     0.40c        4.67c       0.50c        4.57c
---------------------------------------------------------------------------------
   1.00     3.14c       44,697     0.08c        3.10c       0.59c        2.59c
   1.00     2.87c       14,126     0.35c        2.85c       0.76c        2.44c
---------------------------------------------------------------------------------

 FEDERAL FUND



                                             Net Asset
                                             value at     Net     Distributions
                                             beginning investment      to
                                             of period  incomea   shareholders
-------------------------------------------------------------------------------
For the Six Months Ended June 30, (Unaudited)
1999 - FST shares                              $1.00     $0.02       $(0.02)
1999 - FST Preferred shares                     1.00      0.02        (0.02)
1999 - FST Administration shares                1.00      0.02        (0.02)
1999 - FST Service shares                       1.00      0.02        (0.02)
-------------------------------------------------------------------------------
For the Year Ended December 31,
1998 - FST shares                               1.00      0.05        (0.05)
1998 - FST Preferred shares                     1.00      0.05        (0.05)
1998 - FST Administration shares                1.00      0.05        (0.05)
1998 - FST Service shares                       1.00      0.05        (0.05)
-------------------------------------------------------------------------------
For the Period Ended December 31,
1997 - FST shares (commenced February 28)       1.00      0.05        (0.05)
1997 - FST Preferred shares (commenced May
 30)                                            1.00      0.03        (0.03)
1997 - FST Administration shares (commenced
 April 1)                                       1.00      0.04        (0.04)
1997 - FST Service shares (commenced March
 25)                                            1.00      0.04        (0.04)
-------------------------------------------------------------------------------

a Calculated based on the average shares outstanding methodology.
b Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
c Annualized.

                                                                      APPENDIX B



                                                           Ratios assuming no
                                                         waiver of fees and no
                                                          expense limitations
                                                        ------------------------
                      Net                  Ratio of net             Ratio of net
Net asset          assets at  Ratio of net  investment   Ratio of    investment
value at              end     expenses to   income to   expenses to  income to
   end      Total  of period  average net  average net  average net average net
of period  returnb (in 000's)    assets       assets      assets       assets
--------------------------------------------------------------------------------
  $1.00     4.83%c $2,352,991     0.18%c       4.72%c      0.22%c       4.68%c
   1.00     4.73c      29,403     0.28c        4.63c       0.32c        4.59c
   1.00     4.57c     565,274     0.43c        4.48c       0.47c        4.44c
   1.00     4.31c     374,544     0.68c        4.22c       0.72c        4.18c
--------------------------------------------------------------------------------
   1.00     5.41    2,346,254     0.18         5.24        0.24         5.18
   1.00     5.31       26,724     0.28         5.20        0.34         5.14
   1.00     5.15      690,084     0.43         5.02        0.49         4.96
   1.00     4.89      321,124     0.68         4.78        0.74         4.72
--------------------------------------------------------------------------------
   1.00     5.51c   1,125,681     0.18c        5.39c       0.27c        5.30c
   1.00     5.43c     194,375     0.28c        5.26c       0.37c        5.17c
   1.00     5.27c     625,334     0.43c        5.15c       0.52c        5.06c
   1.00     5.00c     228,447     0.68c        4.78c       0.77c        4.69c
--------------------------------------------------------------------------------

 TAX-FREE MONEY MARKET FUND



                                             Net asset
                                             value at     Net     Distributions
                                             beginning investment      to
                                             of period  incomea   shareholders
-------------------------------------------------------------------------------
For the Six Months Ended June 30, (Unaudited)
1999 - FST shares                              $1.00     $0.01       $(0.01)
1999 - FST Preferred shares                     1.00      0.01        (0.01)
1999 - FST Administration shares                1.00      0.01        (0.01)
1999 - FST Service shares                       1.00      0.01        (0.01)
-------------------------------------------------------------------------------
For the Years Ended December 31,
1998 - FST shares                               1.00      0.03        (0.03)
1998 - FST Preferred shares                     1.00      0.03        (0.03)
1998 - FST Administration shares                1.00      0.03        (0.03)
1998 - FST Service shares                       1.00      0.03        (0.03)
-------------------------------------------------------------------------------
1997 - FST shares                               1.00      0.04        (0.04)
1997 - FST Preferred shares                     1.00      0.03        (0.03)
1997 - FST Administration shares                1.00      0.03        (0.03)
1997 - FST Service shares                       1.00      0.03        (0.03)
-------------------------------------------------------------------------------
1996 - FST shares                               1.00      0.03        (0.03)
1996 - FST Preferred shares (commenced May
 1)                                             1.00      0.02        (0.02)
1996 - FST Administration shares                1.00      0.03        (0.03)
1996 - FST Service shares                       1.00      0.03        (0.03)
-------------------------------------------------------------------------------
1995 - FST shares                               1.00      0.04        (0.04)
1995 - FST Administration shares                1.00      0.04        (0.04)
1995 - FST Service shares                       1.00      0.03        (0.03)
-------------------------------------------------------------------------------
For the Period Ended December 31,
1994 - FST shares (commenced July 19)           1.00      0.02        (0.02)
1994 - FST Administration shares (commenced
 August 1)                                      1.00      0.01        (0.01)
1994 - FST Service shares (commenced Sep-
 tember 23)                                     1.00      0.01        (0.01)
-------------------------------------------------------------------------------

a Calculated based on the average shares outstanding methodology.
b Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
c Annualized.

                                                                      APPENDIX B



                                                            Ratios assuming no
                                                          waiver of fees and no
                                                           expense limitations
                                                         ------------------------
                       Net                  Ratio of net             Ratio of net
Net asset           assets at  Ratio of net  investment   Ratio of    investment
value at               end     expenses to   income to   expenses to  income to
   end      Total   of period  average net  average net  average net average net
of period  returnb  (in 000's)    assets       assets      assets       assets
---------------------------------------------------------------------------------
  $1.00     2.98%c  $1,570,136     0.18%c       2.95%c      0.23%c       2.90%c
   1.00     2.88c       65,156     0.28c        2.87c       0.33c        2.82c
   1.00     2.72c      128,730     0.43c        2.67c       0.48c        2.62c
   1.00     2.47c       50,441     0.68c        2.44c       0.73c        2.39c
---------------------------------------------------------------------------------
   1.00     3.34     1,456,002     0.18         3.28        0.23         3.23
   1.00     3.24        20,882     0.28         3.17        0.33         3.12
   1.00     3.08       146,800     0.43         3.04        0.48         2.99
   1.00     2.83        50,990     0.68         2.77        0.73         2.72
---------------------------------------------------------------------------------
   1.00     3.54       939,407     0.18         3.50        0.24         3.44
   1.00     3.43        35,152     0.28         3.39        0.34         3.33
   1.00     3.28       103,049     0.43         3.27        0.49         3.21
   1.00     3.02        42,578     0.68         3.01        0.74         2.95
---------------------------------------------------------------------------------
   1.00     3.39       440,838     0.18         3.35        0.23         3.30
   1.00     3.30c       28,731     0.28c        3.26c       0.33c        3.21c
   1.00     3.13        51,661     0.43         3.10        0.48         3.05
   1.00     2.88        19,855     0.68         2.85        0.73         2.80
---------------------------------------------------------------------------------
   1.00     3.89       448,367     0.14         3.81        0.24         3.71
   1.00     3.63        20,939     0.39         3.54        0.49         3.44
   1.00     3.38        19,860     0.64         3.32        0.74         3.22
---------------------------------------------------------------------------------
   1.00     3.41c      183,570     0.07c        3.42c       0.31c        3.18c
   1.00     3.19c        2,042     0.32c        3.25c       0.56c        3.01c
   1.00     3.11c        2,267     0.57c        3.32c       0.81c        3.08c
---------------------------------------------------------------------------------